Expense Example - Class ACIS [Member] - DWS Intermediate Tax-Free Fund	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 348
Expense Example, with Redemption, 3 Years	517
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	1,231
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	489
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	1,660
INST Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	300
Expense Example, with Redemption, 10 Years	683
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	$ 750